Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Amounts receivable
Schedule of amounts receivable

	2024	2023
	$	$
Trade receivables	322	2,708
Exploration tax credits	629	17
Sales taxes	932	834
Interest income receivable	443	148
Other	243	245
	2,569	3,952